NON-CASH SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangements [Abstract]
NON-CASH SHARE-BASED COMPENSATION	NOTE 17 - NON-CASH SHARE-BASED COMPENSATION
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Equity Incentive Plan
The 2017 Equity Incentive Plan (the “Plan”), as amended through April 27, 2021, authorized and reserved for issuance 3,284 shares of common stock, which may be issued upon exercise of vested Options or the vesting of RSUs, PSUs and dividend equivalent units (“DEUs”) that are granted under the Plan. As of December 31, 2023, 1,648 shares have vested and been issued to Plan participants, 1,141 shares have been granted but remain unvested and 238 DEUs have accrued and remain unvested. As of December 31, 2022, 595 shares had vested and been issued to Plan participants, 1,283 shares had been granted but remained unvested and 212 DEUs had accrued and remained unvested. Refer to the Remuneration Committee’s Report within this Annual Report & Form 20-F for additional information regarding the terms of awards issued under the Plan.
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. The Group’s share-
based payment awards have been retroactively adjusted for all reporting periods.
Options Awards
The following table summarizes Options award activity for the respective periods presented:

	Number of Options(a)	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	1,151	$8.50
Granted	—	—
Exercised(b)	(41)	6.60
Forfeited	(15)	11.80
Balance as of December 31, 2021	1,095	$8.53
Granted	—	—
Exercised(b)	(399)	6.60
Forfeited	(320)	11.30
Balance as of December 31, 2022	376	$8.21
Granted	—	—
Exercised(b)	(2)	6.60
Forfeited	(153)	8.25
Balance as of December 31, 2023	221	$8.20
(a)As of December 31, 2023, 2022 and 2021, 162, 19 and 202 Options were exercisable, respectively. As of December 31, 2023 all remaining
Options outstanding have an exercise price ranging from £16.80 to £24.00 and a weighted average remaining contractual life of 4.6 years.
(b)The weighted average exercise date share price was $24.29, $32.35 and $34.80 for Options exercised during 2023, 2022 and 2021, respectively.
The Group’s Options ratably vest over a three-year period and contain both performance and service metrics. The performance metrics include Adjusted EPS as compared to pre-established benchmarks and a calculation that compares the
Group’s TSR to pre-established benchmarks. The number of units that will vest can range between 0% and 100% of the award.
The fair value of the Group’s Options was calculated using the Black-Scholes model as of the grant date and is uniformly expensed over the vesting period. No Options were awarded during the years ended December 31, 2023, 2022 and 2021.
RSU Awards
The following table summarizes RSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	172	$23.76
Granted	77	31.72
Vested	(38)	23.27
Forfeited	(4)	26.38
Balance as of December 31, 2021	207	$26.76
Granted	199	27.70
Vested	(64)	25.92
Forfeited	(4)	27.24
Balance as of December 31, 2022	338	$27.47
Granted	253	22.35
Vested	(181)	23.08
Forfeited	(102)	27.54
Balance as of December 31, 2023	308	$25.82
RSUs cliff- or ratably-vest based on service conditions. The fair value of the Group’s RSUs is determined using the stock price at the grant date and uniformly expensed over the vesting period.
PSU Awards
The following table summarizes PSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020	221	$25.15
Granted	124	21.64
Vested	—	—
Forfeited	(4)	23.06
Balance as of December 31, 2021	341	$23.90
Granted	232	28.04
Vested	—	—
Forfeited	(4)	26.07
Balance as of December 31, 2022	569	$25.57
Granted	349	16.66
Vested	(216)	23.85
Forfeited	(90)	20.30
Balance as of December 31, 2023	612	$21.87
PSUs cliff-vest based on performance criteria which include a three-year average adjusted return on equity as compared to pre-established benchmarks, a calculation that compares the Group’s TSR to pre-established benchmarks as well as the same calculated return for a group of peer companies as selected by the Group, and methane intensity reduction over three years.
The number of units that will vest can range between 0% and 100% of the award.
The fair value of the Group’s PSUs is calculated using a Monte Carlo simulation model as of the grant date and is uniformly expensed over the vesting period. The inputs to the Monte Carlo model included the following for PSUs granted during the respective periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Risk-free rate of interest	3.3%	1.3%	0.2%
Volatility(a)	31%	37%	35%
Correlation with comparator group range	0.01 - 0.30	0.01 - 0.36	0.02 - 0.36
(a)Volatility utilizes the historical volatility for the Group’s share price.
Employee Stock Purchase Plan
The Employee Stock Purchase Plan (the “ESPP”), implemented in February 2023, authorized and reserved for issuance 300 shares of common stock. As of December 31, 2023, 15 shares have been purchased by and issued to ESPP participants, and
285 shares remain available to be purchased.
Share-Based Compensation Expense
The following table presents the share-based compensation expense for the respective periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Options	$292	$(749)	$2,115
RSUs	2,833	4,210	2,346
PSUs	3,335	4,590	2,939
ESPP	34	—	—
Total share-based compensation expense	$6,494	$8,051	$7,400